Investments in joint ventures and joint operations (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of joint ventures [line items]
Additional capital contributions			£ 1,206,000	£ 242,000
Loss for the period	£ (31,214,000)	£ (35,476,000)	(104,828,000)	(79,644,000)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions			1,206,000	242,000
Loss for the period	£ 535,000	£ 114,000	1,149,000	679,000
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Loss for the period			£ 0	£ 0